CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of detailed information about cash and cash equivalents [Table Text Block]
	December 31	December 31
	2017	2016
Bank balances	$38,782	$70,893
Short-term deposits	495	1,424
	$39,277	$72,317